Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Regulated Operations [Abstract]
Summary of Company's Capital Structure	At December 31, 2022 and 2021, the Company’s capital structure was as follows:

As at December 31 (millions of dollars)	2022	2021
Short-term notes payable	1,374	1,045
Long-term debt payable within one year	733	603
Less: cash and cash equivalents	(530)	(540)
	1,577	1,108

Long-term debt	13,030	13,017
Common shares	5,699	5,688
Retained earnings	5,562	5,174
Total capital	25,868	24,987